Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property and Equipment, Net [Line Items]
Original value	$ 965,637
Gain on disposal of property and equipment	(77,505)
Depreciation expenses	$ 374,851	$ 436,412
Property [Member]
Property and Equipment, Net [Line Items]
Remaining useful life	20 years